LOANS, Maturities of Finance Leases and Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2024 ARS ($)
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	$ 14,796,030
Future financial charges on financial leases	(818,860)
Book value financial leases	13,977,170
As of 12/31/2025 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	8,496,476
From 1/01/2026 to 12/31/2026 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	5,432,723
From 01/01/2027 to 12/31/2027 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	866,831
From 1/01/2028 to 12/31/2028 [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	0
From 1/01/2029 onwards [Member]
Disclosure of maturities of finance leases and future minimum lease payments [Abstract]
Total minimum future payments	$ 0